Other Current Liabilities (Changes In Product Warranty Obligations) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other Current Liabilities [Abstract]
Beginning of year	$ 1,723	$ 1,714	$ 1,300
Accruals	3,667	3,170	2,930
Usage	(3,062)	(3,161)	(2,516)
Balance at end of year	$ 2,328	$ 1,723	$ 1,714